Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Basic and Diluted Earnings Per Share
Earnings amounts per share type are as follows:

	2022
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares
Consolidated net Income	Ps. 9,268	Ps. 5,451	Ps. 1,840	Ps. 3,067
Consolidated net income attributable to equity holders of the parent	8,989	5,287	1,784	2,974
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626
	2021
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares
Consolidated net Income	Ps. 7,712	Ps. 4,536	Ps. 1,531	Ps. 2,552
Consolidated net income attributable to equity holders of the parent	7,418	4,363	1,473	2,454
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626
	2020
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares
Consolidated net Income	Ps. 4,896	Ps. 2,880	Ps. 972	Ps. 1,620
Consolidated net income attributable to equity holders of the parent	4,868	2,863	966	1,610
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626